Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 24, 2025	Nov. 14, 2025	Mar. 03, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Underwriting commissions paid	$ 250,000
Deferred underwriting discount	6,900,000
Legal fees	35,000
Deferred advisory fee	$ 6,900,000				$ 0
Closing fee entered		$ 1,000,000
Closing fee not entered		$ 5,000,000
Class A Ordinary Shares
Commitments and Contingencies [Line Items]
Common stock par value	$ 0.0001				$ 0.0001
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Price per unit				$ 10
PIPE Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Fair value of the PIPE subscription agreements liability	$ 15,274,088				$ 0
PIPE Subscription Agreement [Member] | Class A Ordinary Shares
Commitments and Contingencies [Line Items]
Common stock par value			$ 9.2
IPO [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)	23,000,000
Percentage of gross proceeds	3.00%
Gross proceeds raised percentage	3.00%
Price per unit	$ 10			$ 10.05
IPO [Member] | Class A Ordinary Shares
Commitments and Contingencies [Line Items]
Common stock par value	$ 12
IPO [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriters option period from the date of initial public offering	45 days
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)	3,000,000
Deferred advisory fee	$ 6,900,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)	3,000,000			3,000,000